Vanguard® Target Maturity 2031 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.5%)
Communications (8.1%)
	Airbnb Inc.	4.650%	3/16/2031	82	81
	Alphabet Inc.	4.100%	2/15/2031	214	210
	AppLovin Corp.	5.375%	12/1/2031	63	64
	AT&T Inc.	4.400%	4/30/2031	96	94
	AT&T Inc.	2.750%	6/1/2031	238	216
	Baidu Inc.	2.375%	8/23/2031	50	45
	Charter Communications Operating LLC	2.800%	4/1/2031	126	112
	Comcast Corp.	1.950%	1/15/2031	95	84
	Comcast Corp.	1.500%	2/15/2031	137	118
	Electronic Arts Inc.	1.850%	2/15/2031	26	24
	MercadoLibre Inc.	3.125%	1/14/2031	41	38
	Meta Platforms Inc.	4.550%	5/15/2031	223	222
	Meta Platforms Inc.	4.550%	8/15/2031	63	63
	Omnicom Group Inc.	2.600%	8/1/2031	72	65
	Orange SA	9.000%	3/1/2031	176	205
[1]	Space Exploration Technologies Corp.	5.350%	7/15/2031	502	501
	T-Mobile USA Inc.	2.550%	2/15/2031	177	161
	T-Mobile USA Inc.	2.250%	11/15/2031	86	76
	Uber Technologies Inc.	4.150%	1/15/2031	63	62
	VeriSign Inc.	2.700%	6/15/2031	57	51
	Verizon Communications Inc.	1.750%	1/20/2031	150	132
	Verizon Communications Inc.	2.550%	3/21/2031	240	218
	Vodafone Group plc	4.800%	6/18/2031	72	71
	Walt Disney Co.	2.650%	1/13/2031	199	184
	Walt Disney Co.	4.000%	3/14/2031	88	86
					3,183
Consumer Discretionary (8.0%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	107	96
	Amazon.com Inc.	4.250%	3/13/2031	358	353
	Amazon.com Inc.	2.100%	5/12/2031	216	193
	American Honda Finance Corp.	4.450%	1/8/2031	24	23
[2]	American Honda Finance Corp.	1.800%	1/13/2031	50	44
[2]	American Honda Finance Corp.	4.900%	4/10/2031	67	67
[2]	American Honda Finance Corp.	5.050%	7/10/2031	43	43
[2]	American Honda Finance Corp.	4.850%	10/23/2031	41	41
	AutoZone Inc.	1.650%	1/15/2031	60	52
	Brunswick Corp.	2.400%	8/18/2031	49	43
	eBay Inc.	2.600%	5/10/2031	47	42
	Ferguson Enterprises Inc.	4.350%	3/15/2031	74	73
	Ford Motor Co.	7.450%	7/16/2031	90	98
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	90	91
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	83	82
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	55	50
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	96	97
	General Motors Financial Co. Inc.	2.350%	1/8/2031	90	81
	General Motors Financial Co. Inc.	4.600%	1/8/2031	58	57
	General Motors Financial Co. Inc.	5.750%	2/8/2031	64	66
	General Motors Financial Co. Inc.	2.700%	6/10/2031	123	111
	General Motors Financial Co. Inc.	5.600%	6/18/2031	51	52
	General Motors Financial Co. Inc.	5.100%	9/15/2031	35	35
	Home Depot Inc.	1.375%	3/15/2031	144	125
	Home Depot Inc.	4.850%	6/25/2031	33	33
	Home Depot Inc.	1.875%	9/15/2031	62	54
	Las Vegas Sands Corp.	5.300%	5/15/2031	40	40
	Lowe's Cos. Inc.	4.250%	3/15/2031	77	75
	Lowe's Cos. Inc.	2.625%	4/1/2031	137	125
[2]	Marriott International Inc.	2.850%	4/15/2031	66	61
	Marriott International Inc.	4.500%	10/15/2031	65	64
	Masco Corp.	2.000%	2/15/2031	38	33
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	103	118
	O'Reilly Automotive Inc.	1.750%	3/15/2031	43	38
	Polaris Inc.	5.600%	3/1/2031	47	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross Stores Inc.	1.875%	4/15/2031	58	51
	Sands China Ltd.	3.250%	8/8/2031	41	37
	TJX Cos. Inc.	1.600%	5/15/2031	38	33
	Toyota Motor Corp.	2.362%	3/25/2031	8	7
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	37	32
[2]	Toyota Motor Credit Corp.	4.200%	1/10/2031	54	53
	Toyota Motor Credit Corp.	5.100%	3/21/2031	50	51
[2]	Toyota Motor Credit Corp.	4.550%	5/14/2031	10	10
	Toyota Motor Credit Corp.	1.900%	9/12/2031	142	124
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	49	49
					3,150
Consumer Staples (4.3%)
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	40	41
	BAT Capital Corp.	5.834%	2/20/2031	48	50
	BAT Capital Corp.	2.726%	3/25/2031	103	94
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	44	41
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	76	69
	Campbell's Co.	4.550%	3/21/2031	39	38
	Clorox Co.	4.700%	5/15/2031	45	45
	Coca-Cola Co.	2.000%	3/5/2031	55	49
	Coca-Cola Co.	1.375%	3/15/2031	102	89
	Constellation Brands Inc.	2.250%	8/1/2031	102	90
	Dollar Tree Inc.	2.650%	12/1/2031	73	65
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	54	48
	Flowers Foods Inc.	2.400%	3/15/2031	36	31
	General Mills Inc.	2.250%	10/14/2031	51	45
[2]	Kellanova	7.450%	4/1/2031	35	39
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	41	37
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	35	35
	Kimberly-Clark Corp.	2.000%	11/2/2031	42	37
	Kroger Co.	1.700%	1/15/2031	35	31
[1]	Maple Parent Holdings Corp.	5.050%	3/26/2031	39	39
	McCormick & Co. Inc.	1.850%	2/15/2031	51	45
	Molson Coors Beverage Co.	4.900%	7/8/2031	35	35
	Mondelez International Inc.	1.500%	2/4/2031	13	11
	PepsiCo Inc.	1.400%	2/25/2031	31	27
	PepsiCo Inc.	1.950%	10/21/2031	113	99
	Philip Morris International Inc.	5.125%	2/13/2031	77	78
	Philip Morris International Inc.	4.750%	11/1/2031	72	72
	Procter & Gamble Co.	1.950%	4/23/2031	76	68
	Sysco Corp.	4.400%	7/25/2031	42	41
	Unilever Capital Corp.	1.750%	8/12/2031	62	54
	Walmart Inc.	4.150%	4/30/2031	78	77
	Walmart Inc.	1.800%	9/22/2031	95	84
					1,704
Energy (4.6%)
	Baker Hughes Holdings LLC	4.350%	6/15/2031	112	110
	Boardwalk Pipelines LP	3.400%	2/15/2031	54	50
	Cenovus Energy Inc.	4.650%	3/20/2031	29	29
	Devon Energy Corp.	7.875%	9/30/2031	59	67
	Diamondback Energy Inc.	3.125%	3/24/2031	67	62
	Enbridge Inc.	4.500%	2/15/2031	42	41
	Enbridge Inc.	4.850%	3/27/2031	66	66
	Energy Transfer LP	4.550%	1/15/2031	59	58
	Enterprise Products Operating LLC	4.600%	1/15/2031	96	96
	EOG Resources Inc.	4.400%	1/15/2031	49	48
	EQT Corp.	4.750%	1/15/2031	78	77
	Helmerich & Payne Inc.	2.900%	9/29/2031	52	47
	Hess Corp.	7.300%	8/15/2031	55	61
	HF Sinclair Corp.	5.750%	1/15/2031	38	39
	Kinder Morgan Inc.	2.000%	2/15/2031	70	62
[2]	Kinder Morgan Inc.	7.800%	8/1/2031	27	31
	MPLX LP	4.800%	2/15/2031	67	67
	Occidental Petroleum Corp.	7.500%	5/1/2031	75	83
	ONEOK Inc.	6.350%	1/15/2031	35	37
	ONEOK Inc.	4.750%	10/15/2031	94	93
	Ovintiv Inc.	7.375%	11/1/2031	40	44
	Phillips 66 Co.	5.250%	6/15/2031	85	87
	Pioneer Natural Resources Co.	2.150%	1/15/2031	68	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	4.700%	1/15/2031	86	85
	Schlumberger Investment SA	4.550%	5/7/2031	26	26
	Targa Resources Corp.	4.350%	4/15/2031	72	70
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	117	115
	Western Midstream Operating LP	4.800%	3/1/2031	42	42
	Williams Cos. Inc.	2.600%	3/15/2031	81	73
					1,827
Financials (34.4%)
	AerCap Ireland Capital DAC	5.375%	12/15/2031	53	54
[2]	Ally Financial Inc.	8.000%	11/1/2031	143	159
	American Express Co.	4.456%	2/10/2032	63	62
	Aon Corp.	2.600%	12/2/2031	64	57
	Aon North America Inc.	5.300%	3/1/2031	33	34
[1]	Apollo Debt Solutions BDC	5.700%	1/23/2031	81	79
	Apollo Debt Solutions BDC	6.700%	7/29/2031	44	45
	Ares Capital Corp.	5.100%	1/15/2031	32	31
	Ares Capital Corp.	5.250%	4/12/2031	86	84
	Ares Capital Corp.	3.200%	11/15/2031	39	34
	Ares Strategic Income Fund	5.550%	4/15/2031	53	51
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	26	24
	Athene Holding Ltd.	3.500%	1/15/2031	26	24
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	92	92
	Banco Santander SA	2.958%	3/25/2031	10	9
	Banco Santander SA	4.867%	4/15/2031	120	119
	Banco Santander SA	5.439%	7/15/2031	139	143
	Bank of America Corp.	4.456%	2/6/2032	191	188
[2]	Bank of America Corp.	2.651%	3/11/2032	216	196
	Bank of America Corp.	2.687%	4/22/2032	192	174
	Bank of America Corp.	4.695%	4/23/2032	277	275
	Bank of America Corp.	2.299%	7/21/2032	244	216
	Bank of America Corp.	2.572%	10/20/2032	134	119
	Bank of Montreal	5.511%	6/4/2031	41	42
[2]	Bank of Montreal	4.439%	1/14/2032	130	128
[2]	Bank of New York Mellon Corp.	1.800%	7/28/2031	100	87
	Bank of New York Mellon Corp.	4.540%	4/23/2032	42	42
	Bank of New York Mellon Corp.	5.060%	7/22/2032	56	57
	Bank of Nova Scotia	2.150%	8/1/2031	39	34
[2]	Bank of Nova Scotia	4.904%	6/5/2032	72	72
	Bank of Nova Scotia	4.740%	11/10/2032	46	46
	Barclays plc	4.521%	2/24/2032	84	82
	Barclays plc	2.667%	3/10/2032	70	63
	Barclays plc	2.894%	11/24/2032	228	204
	Blackrock Inc.	1.900%	1/28/2031	95	85
	Blackstone Private Credit Fund	6.250%	1/25/2031	55	55
	Blackstone Private Credit Fund	5.350%	3/12/2031	43	41
	Blackstone Private Credit Fund	5.950%	5/15/2031	55	54
	Blackstone Secured Lending Fund	5.125%	1/31/2031	40	38
	Blackstone Secured Lending Fund	5.900%	5/21/2031	51	50
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	54	54
	Blue Owl Finance LLC	3.125%	6/10/2031	42	37
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	41	41
	Brookfield Finance Inc.	2.724%	4/15/2031	50	45
	Brown & Brown Inc.	2.375%	3/15/2031	64	57
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	72	72
	Capital One Financial Corp.	4.722%	1/30/2032	81	80
	Capital One Financial Corp.	2.359%	7/29/2032	90	78
	Capital One Financial Corp.	2.618%	11/2/2032	40	35
	Charles Schwab Corp.	1.650%	3/11/2031	76	66
	Charles Schwab Corp.	2.300%	5/13/2031	65	58
	Citibank NA	4.846%	6/18/2032	200	200
	Citigroup Inc.	2.561%	5/1/2032	158	142
	Citigroup Inc.	2.520%	11/3/2032	200	177
	Citizens Financial Group Inc.	5.718%	7/23/2032	88	90
	Cooperatieve Rabobank UA	4.160%	1/14/2031	54	53
	Deutsche Bank AG	4.725%	2/6/2032	113	111
	Deutsche Bank AG	5.060%	4/14/2032	61	61
	Deutsche Bank AG	3.035%	5/28/2032	51	46
	Enstar Group Ltd.	3.100%	9/1/2031	29	26
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	51	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Financial Inc.	2.450%	3/15/2031	54	48
	Fifth Third Bancorp	5.631%	1/29/2032	80	82
	Fifth Third Bancorp	4.566%	4/29/2032	62	61
	First American Financial Corp.	2.400%	8/15/2031	46	40
	First Citizens BancShares Inc.	4.869%	3/3/2032	51	50
	Global Payments Inc.	2.900%	11/15/2031	54	48
	Goldman Sachs Group Inc.	4.516%	1/21/2032	327	321
	Goldman Sachs Group Inc.	1.992%	1/27/2032	158	139
	Goldman Sachs Group Inc.	2.615%	4/22/2032	205	184
	Goldman Sachs Group Inc.	2.383%	7/21/2032	320	283
	Goldman Sachs Group Inc.	2.650%	10/21/2032	284	253
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	57	56
[1]	Goldman Sachs Private Credit Corp.	6.150%	6/16/2031	67	66
	Golub Capital BDC Inc.	6.250%	6/1/2031	40	40
[1]	Golub Capital Private Credit Fund	5.600%	4/15/2031	37	35
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	46	47
[1]	HPS Corporate Lending Fund	6.300%	8/19/2031	43	43
	HSBC Holdings plc	4.675%	3/10/2032	252	248
	HSBC Holdings plc	2.804%	5/24/2032	160	145
	HSBC Holdings plc	2.871%	11/22/2032	144	129
	Huntington Bancshares Inc.	4.623%	1/28/2032	85	84
[2]	ING Groep NV	4.803%	3/23/2032	127	126
	Jefferies Financial Group Inc.	5.125%	4/28/2031	73	72
	Jefferies Financial Group Inc.	2.625%	10/15/2031	77	67
	JPMorgan Chase & Co.	1.953%	2/4/2032	311	274
	JPMorgan Chase & Co.	2.580%	4/22/2032	213	192
	JPMorgan Chase & Co.	4.622%	4/23/2032	305	302
	JPMorgan Chase & Co.	2.545%	11/8/2032	263	234
	Lincoln National Corp.	3.400%	1/15/2031	36	34
	M&T Bank Corp.	6.082%	3/13/2032	54	56
	Marex Group plc	5.680%	4/21/2031	45	45
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	71	71
	Mastercard Inc.	1.900%	3/15/2031	55	49
	Mastercard Inc.	4.600%	6/8/2031	97	97
	Mastercard Inc.	2.000%	11/18/2031	57	50
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	66	65
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	160	159
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	105	93
	Mizuho Financial Group Inc.	2.564%	9/13/2031	73	64
	Mizuho Financial Group Inc.	4.438%	5/12/2032	51	50
	Mizuho Financial Group Inc.	2.172%	5/22/2032	89	78
	Morgan Stanley	4.493%	1/16/2032	211	207
[2]	Morgan Stanley	1.794%	2/13/2032	156	136
	Morgan Stanley	4.708%	3/12/2032	176	174
	Morgan Stanley	4.809%	4/16/2032	256	254
[2]	Morgan Stanley	1.928%	4/28/2032	205	178
[2]	Morgan Stanley	2.239%	7/21/2032	133	117
[2]	Morgan Stanley	2.511%	10/20/2032	95	84
	Nasdaq Inc.	1.650%	1/15/2031	47	41
	National Australia Bank Ltd.	4.148%	1/13/2031	44	43
[2]	National Bank of Canada	4.928%	6/4/2032	75	75
	NatWest Group plc	4.983%	6/18/2032	75	75
	Nomura Holdings Inc.	2.608%	7/14/2031	81	72
	Nomura Holdings Inc.	5.166%	7/14/2031	50	50
	ORIX Corp.	2.250%	3/9/2031	37	33
	PayPal Holdings Inc.	4.950%	6/1/2031	70	70
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	58	58
	PNC Financial Services Group Inc.	2.307%	4/23/2032	64	57
	PNC Financial Services Group Inc.	4.812%	10/21/2032	115	115
	Primerica Inc.	2.800%	11/19/2031	34	31
	Progressive Corp.	4.600%	3/26/2031	37	37
[2]	Royal Bank of Canada	2.300%	11/3/2031	78	70
	Royal Bank of Canada	4.612%	5/3/2032	142	141
	Santander UK Group Holdings plc	2.896%	3/15/2032	39	35
	State Street Corp.	2.200%	3/3/2031	51	46
	State Street Corp.	4.558%	4/23/2032	84	83
	State Street Corp.	4.675%	10/22/2032	44	44
[1]	Sumisho Air Lease Corp.	4.850%	3/24/2031	115	114
[2]	Sumisho Air Lease Corp.	5.200%	7/15/2031	35	35
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	53	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	131	115
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	84	82
	Synchrony Financial	2.875%	10/28/2031	48	42
	Synchrony Financial	4.947%	2/25/2032	57	56
	Toronto-Dominion Bank	4.411%	1/13/2031	79	78
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	46	41
	TPG Operating Group II LP	4.875%	5/15/2031	32	32
	Truist Financial Corp.	4.597%	1/27/2032	48	47
[2]	Truist Financial Corp.	4.680%	4/23/2032	62	61
[2]	Truist Financial Corp.	5.153%	8/5/2032	123	124
	UBS AG	4.632%	2/16/2032	91	90
	US Bancorp	4.481%	1/26/2032	96	95
	Visa Inc.	1.100%	2/15/2031	123	106
	Wells Fargo & Co.	4.844%	5/20/2032	213	212
	Westpac Banking Corp.	2.150%	6/3/2031	61	55
[2]	Westpac Banking Corp.	4.450%	6/12/2031	85	84
	Willis North America Inc.	4.550%	3/15/2031	46	45
					13,500
Health Care (9.6%)
	Abbott Laboratories	4.000%	3/15/2031	182	177
	AbbVie Inc.	4.125%	3/15/2031	126	123
	AbbVie Inc.	4.950%	3/15/2031	120	122
	Agilent Technologies Inc.	2.300%	3/12/2031	61	55
	Amgen Inc.	4.200%	2/19/2031	76	74
	Amgen Inc.	2.300%	2/25/2031	96	86
	AstraZeneca Finance LLC	4.000%	3/2/2031	107	104
	AstraZeneca Finance LLC	2.250%	5/28/2031	40	36
	Augusta SpinCo Corp.	4.656%	3/23/2031	45	45
	Baxter International Inc.	1.730%	4/1/2031	32	27
	Becton Dickinson & Co.	1.957%	2/11/2031	81	72
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	66	69
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	101	103
	Cencora Inc.	2.700%	3/15/2031	70	64
	Cigna Group	2.375%	3/15/2031	87	78
	Cigna Group	5.125%	5/15/2031	57	58
	CommonSpirit Health	5.205%	12/1/2031	64	65
	CVS Health Corp.	5.250%	1/30/2031	40	41
	CVS Health Corp.	1.875%	2/28/2031	108	95
	CVS Health Corp.	5.550%	6/1/2031	56	58
	CVS Health Corp.	2.125%	9/15/2031	88	77
	Elevance Health Inc.	2.550%	3/15/2031	87	79
	Elevance Health Inc.	4.950%	11/1/2031	38	38
	Eli Lilly & Co.	4.250%	3/15/2031	43	43
	Eli Lilly & Co.	4.375%	5/20/2031	116	115
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	47	47
	Gilead Sciences Inc.	4.600%	5/20/2031	76	76
	HCA Inc.	5.450%	4/1/2031	116	118
	HCA Inc.	4.700%	5/15/2031	76	75
	HCA Inc.	2.375%	7/15/2031	74	66
	Humana Inc.	5.375%	4/15/2031	101	102
	Illumina Inc.	2.550%	3/23/2031	34	31
	Johnson & Johnson	4.900%	6/1/2031	81	83
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	31	28
	Merck & Co. Inc.	4.150%	3/15/2031	101	99
	Merck & Co. Inc.	2.150%	12/10/2031	150	132
	Novartis Capital Corp.	4.400%	3/18/2031	130	129
	Novartis Capital Corp.	4.000%	9/18/2031	66	64
	Pfizer Inc.	1.750%	8/18/2031	71	62
	Quest Diagnostics Inc.	2.800%	6/30/2031	39	36
	Revvity Inc.	2.250%	9/15/2031	38	33
	Royalty Pharma plc	4.450%	3/25/2031	29	29
	Royalty Pharma plc	2.150%	9/2/2031	74	65
	Solventum Corp.	5.450%	3/13/2031	73	75
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	44	40
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	76	75
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	81	79
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	31	27
	UnitedHealth Group Inc.	4.650%	1/15/2031	20	20
	UnitedHealth Group Inc.	4.900%	4/15/2031	64	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.300%	5/15/2031	164	147
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	50	45
					3,752
Industrials (6.3%)
	Amphenol Corp.	2.200%	9/15/2031	77	68
	Boeing Co.	3.625%	2/1/2031	115	109
	Boeing Co.	6.388%	5/1/2031	61	65
	Canadian Pacific Railway Co.	2.450%	12/2/2031	118	105
	Carrier Global Corp.	2.700%	2/15/2031	55	50
[2]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	71	71
	Caterpillar Inc.	1.900%	3/12/2031	46	41
	CNH Industrial Capital LLC	4.375%	3/7/2031	29	28
	CNH Industrial Capital LLC	4.950%	6/25/2031	43	43
	Cummins Inc.	4.700%	2/15/2031	36	36
	Eaton Corp.	4.200%	3/6/2031	101	99
[2]	FedEx Corp.	2.400%	5/15/2031	42	38
[1]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	71	70
	Fortive Corp.	4.750%	5/15/2031	31	31
	GE Vernova Inc.	4.250%	2/4/2031	39	38
	General Dynamics Corp.	2.250%	6/1/2031	28	25
[1]	Honeywell Aerospace Inc.	4.300%	3/16/2031	155	152
	Honeywell International Inc.	1.750%	9/1/2031	95	82
	Howmet Aerospace Inc.	4.850%	10/15/2031	36	36
	IDEX Corp.	2.625%	6/15/2031	24	22
	Ingersoll Rand Inc.	5.314%	6/15/2031	30	31
	Jacobs Solutions Inc.	4.750%	3/3/2031	59	58
[2]	John Deere Capital Corp.	4.900%	3/7/2031	47	48
[2]	John Deere Capital Corp.	4.200%	3/10/2031	109	107
[2]	John Deere Capital Corp.	4.375%	4/15/2031	41	41
[2]	John Deere Capital Corp.	2.000%	6/17/2031	30	27
	John Deere Capital Corp.	4.400%	9/8/2031	71	70
	Johnson Controls International plc	2.000%	9/16/2031	51	45
	L3Harris Technologies Inc.	1.800%	1/15/2031	55	48
	L3Harris Technologies Inc.	5.250%	6/1/2031	46	47
	Lockheed Martin Corp.	4.700%	12/15/2031	36	36
	Norfolk Southern Corp.	2.300%	5/15/2031	52	47
	Otis Worldwide Corp.	5.125%	11/19/2031	50	51
	Republic Services Inc.	1.450%	2/15/2031	51	44
	Republic Services Inc.	4.750%	7/15/2031	50	50
	RTX Corp.	6.000%	3/15/2031	55	58
	RTX Corp.	1.900%	9/1/2031	106	93
	Teledyne Technologies Inc.	2.750%	4/1/2031	80	73
	Textron Inc.	2.450%	3/15/2031	29	26
	Tyco Electronics Group SA	4.500%	2/9/2031	42	42
	Union Pacific Corp.	2.375%	5/20/2031	41	37
	Vontier Corp.	2.950%	4/1/2031	49	44
	Waste Management Inc.	1.500%	3/15/2031	116	101
	Xylem Inc.	2.250%	1/30/2031	57	51
					2,484
Materials (2.2%)
	Air Products and Chemicals Inc.	4.750%	2/8/2031	50	50
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	69	63
	AptarGroup Inc.	4.750%	3/30/2031	39	39
	Berry Global Inc.	5.800%	6/15/2031	60	62
	CRH America Finance Inc.	4.400%	2/9/2031	64	63
	Dow Chemical Co.	4.800%	1/15/2031	58	57
	Eagle Materials Inc.	2.500%	7/1/2031	62	55
	Eastman Chemical Co.	4.500%	2/20/2031	34	33
	Ecolab Inc.	1.300%	1/30/2031	46	40
	Ecolab Inc.	4.800%	6/15/2031	74	74
	LYB International Finance III LLC	5.125%	1/15/2031	48	48
	Martin Marietta Materials Inc.	2.400%	7/15/2031	74	66
	Nutrien Ltd.	4.850%	5/29/2031	30	30
	PPG Industries Inc.	4.375%	3/15/2031	65	64
	Steel Dynamics Inc.	3.250%	1/15/2031	30	28
	Suzano Austria GmbH	3.750%	1/15/2031	88	83
					855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (4.6%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	53	49
	American Assets Trust LP	3.375%	2/1/2031	38	35
	American Tower Corp.	2.700%	4/15/2031	68	62
	American Tower Corp.	2.300%	9/15/2031	45	40
[2]	AvalonBay Communities Inc.	2.450%	1/15/2031	34	31
	Boston Properties LP	3.250%	1/30/2031	89	83
	Brixmor Operating Partnership LP	2.500%	8/16/2031	29	26
	CBRE Services Inc.	2.500%	4/1/2031	42	38
	COPT Defense Properties LP	2.750%	4/15/2031	42	38
	Crown Castle Inc.	2.250%	1/15/2031	72	64
	Crown Castle Inc.	2.100%	4/1/2031	75	66
	Crown Castle Inc.	2.500%	7/15/2031	51	45
	DOC DR LLC	2.625%	11/1/2031	37	33
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	51	50
	Equinix Inc.	2.500%	5/15/2031	74	66
	ERP Operating LP	1.850%	8/1/2031	35	31
	Extra Space Storage LP	5.900%	1/15/2031	33	34
	Extra Space Storage LP	2.400%	10/15/2031	55	49
	GLP Capital LP	4.000%	1/15/2031	45	42
	Healthcare Realty Holdings LP	2.000%	3/15/2031	70	61
	Healthpeak OP LLC	2.875%	1/15/2031	43	39
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	45	39
	Kimco Realty OP LLC	2.250%	12/1/2031	35	31
	NNN REIT Inc.	4.600%	2/15/2031	44	44
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	41	38
	Prologis LP	4.750%	1/15/2031	26	26
	Prologis LP	4.250%	6/15/2031	56	55
	Public Storage Operating Co.	2.300%	5/1/2031	51	46
	Public Storage Operating Co.	2.250%	11/9/2031	39	35
	Realty Income Corp.	3.250%	1/15/2031	58	54
	Sabra Health Care LP	3.200%	12/1/2031	50	45
	Simon Property Group LP	4.300%	1/15/2031	61	60
	Simon Property Group LP	2.200%	2/1/2031	59	53
	Sun Communities Operating LP	2.700%	7/15/2031	42	38
	UDR Inc.	3.000%	8/15/2031	36	33
	Ventas Realty LP	2.500%	9/1/2031	50	44
	VICI Properties LP	5.125%	11/15/2031	55	55
	Welltower OP LLC	2.750%	1/15/2031	44	40
	Welltower OP LLC	2.800%	6/1/2031	50	46
	WP Carey Inc.	2.400%	2/1/2031	35	31
					1,795
Technology (10.7%)
	Accenture Capital Inc.	4.250%	10/4/2031	90	88
	Analog Devices Inc.	2.100%	10/1/2031	88	77
	Apple Inc.	1.650%	2/8/2031	197	175
	Apple Inc.	1.700%	8/5/2031	44	39
	Applied Materials Inc.	4.000%	1/15/2031	44	43
	Autodesk Inc.	2.400%	12/15/2031	78	68
	Broadcom Inc.	2.450%	2/15/2031	153	138
	Broadcom Inc.	5.150%	11/15/2031	204	207
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	73	65
	CDW LLC	3.569%	12/1/2031	62	57
	Cisco Systems Inc.	4.950%	2/26/2031	192	195
	Dell International LLC	4.500%	2/15/2031	82	81
	Dell International LLC	4.750%	7/15/2031	72	72
	Equifax Inc.	2.350%	9/15/2031	87	77
[2]	Fidelity National Information Services Inc.	2.250%	3/1/2031	63	56
	Fidelity National Information Services Inc.	4.800%	3/10/2031	145	143
	Fiserv Inc.	4.550%	2/15/2031	76	74
	Fiserv Inc.	5.350%	3/15/2031	37	37
	Fortinet Inc.	2.200%	3/15/2031	38	34
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	91	91
	HP Inc.	2.650%	6/17/2031	55	49
	Intel Corp.	5.000%	2/21/2031	18	18
	Intel Corp.	4.650%	6/1/2031	71	70
	Intel Corp.	2.000%	8/12/2031	123	107
[2]	International Business Machines Corp.	4.300%	2/3/2031	67	66
	Intuit Inc.	4.950%	6/15/2031	54	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jabil Inc.	3.000%	1/15/2031	41	38
	Kyndryl Holdings Inc.	3.150%	10/15/2031	48	40
	Leidos Inc.	2.300%	2/15/2031	66	59
	Marvell Technology Inc.	2.950%	4/15/2031	52	48
[1]	Mobility Global Inc.	5.450%	6/15/2031	51	52
	Moody's Corp.	2.000%	8/19/2031	48	42
	Motorola Solutions Inc.	2.750%	5/24/2031	52	47
	NVIDIA Corp.	2.000%	6/15/2031	86	77
	NVIDIA Corp.	4.500%	6/15/2031	287	286
	NXP BV	2.500%	5/11/2031	81	73
	Oracle Corp.	4.950%	2/4/2031	264	259
	Oracle Corp.	2.875%	3/25/2031	218	195
	Quanta Services Inc.	4.500%	1/15/2031	48	47
	Roper Technologies Inc.	1.750%	2/15/2031	56	49
[1]	S&P Global Inc.	4.250%	1/15/2031	31	30
	Salesforce Inc.	1.950%	7/15/2031	155	135
	Salesforce Inc.	4.900%	9/15/2031	229	228
	ServiceNow Inc.	4.700%	8/15/2031	53	53
	Skyworks Solutions Inc.	3.000%	6/1/2031	51	46
	Texas Instruments Inc.	1.900%	9/15/2031	36	32
	TSMC Arizona Corp.	2.500%	10/25/2031	89	80
	Verisk Analytics Inc.	4.450%	3/15/2031	36	35
	VMware LLC	2.200%	8/15/2031	98	86
					4,218
Utilities (5.7%)
	AES Corp.	2.450%	1/15/2031	71	63
[2]	Alabama Power Co.	4.300%	3/15/2031	70	69
	Ameren Corp.	3.500%	1/15/2031	50	47
	American Water Capital Corp.	2.300%	6/1/2031	49	44
[2]	Appalachian Power Co.	2.700%	4/1/2031	50	46
	Atmos Energy Corp.	1.500%	1/15/2031	51	45
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	28	25
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	72	62
	Commonwealth Edison Co.	4.550%	6/1/2031	30	30
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	33	30
	Constellation Energy Generation LLC	4.400%	1/15/2031	55	54
	Consumers Energy Co.	4.500%	1/15/2031	39	39
[2]	Dominion Energy Inc.	2.250%	8/15/2031	62	55
[2]	DTE Electric Co.	2.625%	3/1/2031	47	43
	Duke Energy Carolinas LLC	2.550%	4/15/2031	34	31
	Duke Energy Corp.	2.550%	6/15/2031	58	52
	Duke Energy Florida LLC	2.400%	12/15/2031	88	78
	Edison International	4.800%	3/15/2031	53	52
	Entergy Corp.	2.400%	6/15/2031	65	58
	Entergy Texas Inc.	1.750%	3/15/2031	31	27
	Eversource Energy	5.850%	4/15/2031	51	53
	Exelon Corp.	5.125%	3/15/2031	63	64
[1]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	37	37
	Georgia Power Co.	4.850%	3/15/2031	55	55
	Hydro One Inc.	4.750%	5/30/2031	81	81
	Jersey Central Power & Light Co.	4.400%	1/15/2031	16	16
	National Fuel Gas Co.	2.950%	3/1/2031	33	30
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	49	48
	NiSource Inc.	1.700%	2/15/2031	61	53
	NiSource Inc.	4.750%	5/18/2031	35	35
[1]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	28	28
	Pacific Gas & Electric Co.	2.500%	2/1/2031	168	151
	Pacific Gas & Electric Co.	3.250%	6/1/2031	63	58
	Pacific Gas & Electric Co.	5.050%	11/15/2031	57	57
	PacifiCorp	5.300%	2/15/2031	35	36
	PacifiCorp	5.100%	4/15/2031	40	40
	Progress Energy Inc.	7.750%	3/1/2031	64	72
	Public Service Co. of Colorado	1.875%	6/15/2031	55	48
[2]	Public Service Electric & Gas Co.	4.200%	1/1/2031	37	36
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	68	60
	Southern California Edison Co.	5.450%	6/1/2031	64	65
	Southern California Edison Co.	4.950%	9/15/2031	15	15
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	39	34
	Virginia Electric & Power Co.	2.300%	11/15/2031	32	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Vistra Operations Co. LLC	5.000%	4/30/2031	88	87
					2,237
Total Corporate Bonds (Cost $38,848)					38,705
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3]	Vanguard Market Liquidity Fund (Cost $75)	3.682%		749	75
Total Investments (98.7%) (Cost $38,923)					38,780
Other Assets and Liabilities—Net (1.3%)					498
Net Assets (100%)					39,278

Cost is in $000.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $1,333, representing 3.4% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	38,705	—	38,705
Temporary Cash Investments	75	—	—	75
Total	75	38,705	—	38,780